UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     2/07/2007
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          186
                                         -----------
Form 13F Information Table Value Total:     $224,005
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
1800 Flowers.com INC CL A      CL A             68243Q106       73   11825          Sole               11825      0    0
51 Jobs                        SP ADR REP COM   316827104      367   21478          Sole               21478      0    0
Aaron Rent                     COM              002535201     1016   35308          Sole               35308      0    0
AC Moore                       COM              00086T103      298   13762          Sole               13762      0    0
ACE Insurance                  ORD              G0070K103      507    8368          Sole                8368      0    0
Advanced Auto Parts            COM              00751Y106       59    1650          Sole                1650      0    0
AdvancedEnvironmtl Recycling   CL A             007947104      188   93296          Sole               93296      0    0
Tech Inc Cl A
Aetna                          COM              00817Y108      331    7662          Sole                7662      0    0
Agree Realty                   COM              008492100      172   50000          Sole               50000      0    0
AIG                            COM              026874107     4042   56407          Sole               56407      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     9618  119627          Sole              119627      0    0
Allied Capital                 COM              01903Q108     1904   58271          Sole               58271      0    0
Altria Group                   COM              02209S103     2375   27673          Sole               27673      0    0
American Airlines              COM              001765106       35    1500          Sole                1500      0    0
American Capital               COM              024937104     1631   35251          Sole               35251      0    0
American Financial             COM              02607P305     1634  142813          Sole              142813      0    0
Amgen                          COM              031162100      114    1665          Sole                1665      0    0
AMR Corp Delaware Common Stock COM              001765106       45    1500          Sole                1500      0    0
AmReit Cl A                    CL A             032158107      160   19160          Sole               19160      0    0
Apartment Investment           CL A             03748R101      233    4275          Sole                4275      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106       63    2825          Sole                2825      0    0
Int
Arbor Realty                   COM              038923108     2600   86417          Sole               86417      0    0
Arrow Electronics              COM              042735100      292    9250          Sole                9250      0    0
Arthur J. Gallagher            COM              363576109      461   17275          Sole               17275      0    0
Aspen Insurance                SHS              G05384105      997   37835          Sole               37835      0    0
Associated Bank                COM              045487105      392   11250          Sole               11250      0    0
Associated Estates             COM              045604105      386   28075          Sole               28075      0    0
Atmel                          COM              049513104       61   10000          Sole               10000      0    0
Avis Budget Group              COM              053774105       18     840          Sole                 840      0    0
Avnet                          COM              053807103      910   35647          Sole               35647      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108      501    4444          Sole                4444      0    0
Bank of America                COM              060505104     7153  133972          Sole              133972      0    0
Bank United                    CL A             06652B103      354   12675          Sole               12675      0    0
Berkshire                      CL B             084670207       33       9          Sole                   9      0    0
Bed Bath & Beyond              COM              075894100     2561   67209          Sole               67209      0    0
Berkley W R Corp               COM              084423102      374   10824          Sole               10824      0    0
Brandywine                     SH BEN INT NEW   105368203      132    3983          Sole                3983      0    0
Buffalo Wild Wings Inc         COM              119848109      432    8113          Sole                8113      0    0
C.N.A. Financial               COM              126117100       93    2300          Sole                2300      0    0
Cablevision                    CL A NY CABLVS   12686C109      915   32119          Sole               32119      0    0
Capital One Financial Corp     COM              14040H905     2349   30580          Sole               30580      0    0
Cardinal Health                COM              14149Y108      370    5750          Sole                5750      0    0
Carmax Inc Com                 COM              143130102       47     881          Sole                 881      0    0
Carnival Corp                  PAIRED CTF       143658300     2027   41334          Sole               41334      0    0
Cheese Cake Factory Inc        COM              163072101     1099   44670          Sole               44670      0    0
Chicos Fas Inc                 COM              168615102     2233  107928          Sole              107928      0    0
Cendant                        COM              151313103     2234  137160          Sole              137160      0    0
Cisco                          COM              17275R102       74    2700          Sole                2700      0    0
Citigroup                      COM              172967101     5395   96865          Sole               96865      0    0
Coca Cola Company              COM              191216100      117    2432          Sole                2432      0    0
Cogdell Spencer Inc            COM              19238U107     1201   55861          Sole               55861      0    0
Cohen & Steers                 COM              19247A100     2369   95771          Sole               95771      0    0
Coinmachsvc Corp Income Dep    UNIT             19259W107      190   10300          Sole               10300      0    0
Secs
Colonial Bank                  COM              195493309      463   18000          Sole               18000      0    0
Compass Bank                   COM              20449H109     2302   38598          Sole               38598      0    0
Computer Sciences Corp         COM              205363104      162    3034          Sole                3034      0    0
Conoco Phillips                COM              20825C104       50     700          Sole                 700      0    0
Consolidated Edison Inc Com    COM              209115104      279    5806          Sole                5806      0    0
Continental Airlines           CL B             210795308       29    1010          Sole                1010      0    0
Corning                        COM              219350105       31    1655          Sole                1655      0    0
Countrywide Financial          COM              222372104      312    7352          Sole                7352      0    0
Crown Cork                     COM              228368106      188    9000          Sole                9000      0    0
C-Trip                         ADR              22943F100      147    2350          Sole                2350      0    0
CTS                            COM              126501105     1431   91140          Sole               91140      0    0
Diamond Offshore               COM              25271C102      132    1657          Sole                1657      0    0
Dick Sporting Goods Inc Com    COM              253393102       39     790          Sole                 790      0    0
Duke Energy Corporation        COM              26441C105       18     553          Sole                 553      0    0
DTE Energy                     COM              233331107       16     400          Sole                 400      0    0
Eagle Hospitality              COM              26959T102     2267  246955          Sole              246955      0    0
ElkCorp                        COM              287456107      528   19450          Sole               19450      0    0
eLong                          SPONSORED ADR    290138205      511   39274          Sole               39274      0    0
Enbridge Energy Mgmt LLC Shs   SHS UNITS LLI    29250X103     1211   24960          Sole               24960      0    0
Units Repst
Enbridge Equity Partners       COM              29250R106      283    5725          Sole                5725      0    0
Enterprise Products            COM              293792107      731   25221          Sole               25221      0    0
Equity Inns                    COM              294703103     6265  392516          Sole              392516      0    0
E-Trade Financial              COM              269246104     3982  177597          Sole              177597      0    0
Exxon Mobil                    COM              30231G102      721    9404          Sole                9404      0    0
Fannie Mae                     COM              313586109     2037   34298          Sole               34298      0    0
Felcor Lodging                 COM              31430F101     1373   62876          Sole               62876      0    0
First Horizon                  COM              320517105     3667   87765          Sole               87765      0    0
First Industrial               COM              32054K103     2209   47102          Sole               47102      0    0
Flextronics                    ORD              Y2573F102     1501  130709          Sole              130709      0    0
Freddie Mac                    COM              313400301     3117   45905          Sole               45905      0    0
Gallagher Arthur J & Co.       COM              363576109      481   16275          Sole               16275      0    0
General Electric               COM              369604103      419   11260          Sole               11260      0    0
Glimscher Realty               SH BEN INT       379302102     2930  109707          Sole              109707      0    0
Health Care Properties         COM              421915109      328    8920          Sole                8920      0    0
Healthcare Realty              COM              421946104      951   24064          Sole               24064      0    0
Health Care REIT               COM              42217K106     1657   38525          Sole               38525      0    0
Health Net Inc Com             COM              42222G108       99    2025          Sole                2025      0    0
Helen of Troy                  COM              G4388N106      904   37263          Sole               37263      0    0
Hersha Hospitalities           SH BEN INT       427825104     4392  387309          Sole              387309      0    0
HewittAssociates Inc           COM              42822Q100       18     694          Sole                 694      0    0
Hilb Rogal & Hobbs             COM              431294107       80    1900          Sole                1900      0    0
Home Depot                     COM              437076102     4086  101734          Sole              101734      0    0
Hormel                         COM              440452100     2106   56405          Sole               56405      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1954   41108          Sole               41108      0    0
HRPT Properties                COM SH BEN INT   40426W101     2140  173243          Sole              173243      0    0
Humana                         COM              444859102      433    7825          Sole                7825      0    0
Imperial Chemical              ADR NEW          452704505      120    3400          Sole                3400      0    0
Ingersoll Rand Co Ltd Cl A Com CL A             G4776G101       86    2213          Sole                2213      0    0
Innskeepers                    COM              4576J0104     1790  115453          Sole              115453      0    0
ISHARES TR                     1-3 YR TRS BD    464287457      130    1637          Sole                1637      0    0
Johnson & Johnson              COM              478160104       99    1500          Sole                1500      0    0
JP Morgan Chase                COM              46625H100     1189   24618          Sole               24618      0    0
Keithley Instruments Inc       COM              487584104       18    1356          Sole                1356      0    0
Kinder Morgan MGMT             SHS              49455U100     1236   27057          Sole               27057      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      286    5975          Sole                5975      0    0
Kohls                          COM              500255104     2113   30882          Sole               30882      0    0
Laboratory Holdings            COM NEW          50540R409       66     900          Sole                 900      0    0
Lexington Properties           COM              529043101      403   17993          Sole               17993      0    0
Lowes                          COM              548661107     1191   38242          Sole               38242      0    0
Mack Cali                      COM              554489104      138    2700          Sole                2700      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1514   67903          Sole               67903      0    0
Marine Pete                    UNIT BEN INT     568423107       30    1200          Sole                1200      0    0
Martin Midstream Partners      UNIT LP INT      573331105      809   24343          Sole               24343      0    0
Marsh & McLennan               COM              571748102     3292  107356          Sole              107356      0    0
Max Re Capital                 SHS              G6052F103      377   15200          Sole               15200      0    0
Medco                          COM              58405U102       42     781          Sole                 781      0    0
Medical Properties TR          COM              58463J304     1832  119725          Sole              119725      0    0
MEMC Electronics               COM              552715104      139    3541          Sole                3541      0    0
Merrill Lynch                  COM              590188108      709    7616          Sole                7616      0    0
Mills Corp                     COM              601148109       66    3300          Sole                3300      0    0
Motorola                       COM              620076109      164    8000          Sole                8000      0    0
NASDAQ stock Market Inc        COM              631103108      590   19163          Sole               19163      0    0
National City                  COM              635405103     4567  124913          Sole              124913      0    0
National Health Investors      COM              63633D104      480   14550          Sole               14550      0    0
National Retail Pptys Inc Com  COM              637417106       46    2000          Sole                2000      0    0
Nationwide Health              COM              638620104      621   20552          Sole               20552      0    0
Omega Healthcare Invs Inc      COM              681936100       47    2675          Sole                2675      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103     1610   25420          Sole               25420      0    0
Overstock COM INC DEL          NOTE 3.750%      690370AB7     4101 5580000          Sole             5580000      0    0
                               12/01/2011
Overstock.com                  COM              690370101      781   49452          Sole               49452      0    0
Pacific Sunwear                COM              694873100      747   38167          Sole               38167      0    0
Partner Re                     COM              G6852T105     3265   45970          Sole               45970      0    0
Peoples Bank                   COM              710198102      989   22168          Sole               22168      0    0
Perry Ellis                    COM              288853104      164    4000          Sole                4000      0    0
Pet Smart Inc                  COM              716768106       38    1331          Sole                1331      0    0
Pfizer                         COM              717081103     2102   81172          Sole               81172      0    0
PNC Bank                       COM              693475105      654    8827          Sole                8827      0    0
Portfolio Recovery             COM              73640Q105      572   12260          Sole               12260      0    0
Posco                          SPONSORED ADR    693483109      470    5689          Sole                5689      0    0
Potash Corp                    COM              73755L107      786    5475          Sole                5475      0    0
Procter & Gamble Co            COM              742718109       24     380          Sole                 380      0    0
PXRE Group                     COM              G73018106       24    5346          Sole                5346      0    0
Qualcomm                       COM              747525103       45    1200          Sole                1200      0    0
Quest Diagnostics              COM              74834L100      122    2300          Sole                2300      0    0
Realogy Corp                   COM              75605E100       64    2100          Sole                2100      0    0
Red Robin Gourmet Burgers Inc  COM              75689M101       32     883          Sole                 883      0    0
Com
Regions Financial              COM              7591EP100     7232  193381          Sole              193381      0    0
Republic Properties            COM              760737106     1413  122481          Sole              122481      0    0
Royal Carribbean               COM              V7780T103     2032   49109          Sole               49109      0    0
Ruby Tuesday                   COM              781182100     2629   95803          Sole               95803      0    0
Senior Housing                 SH BEN INT       81721M109     1280   52280          Sole               52280      0    0
Service Corp                   COM              817565104       31    3000          Sole                3000      0    0
Sovereign Bank                 COM              845905108      541   21292          Sole               21292      0    0
Sprint Nextel Corp Fon Shs     COM FON          850261100       40    2124          Sole                2124      0    0
St. Paul Company               COM              792860108      374    6961          Sole                6961      0    0
Student Loan                   COM              863902102     2325   11214          Sole               11214      0    0
Sun Cmntys Inc                 COM              866674104      906   28003          Sole               28003      0    0
Target                         COM              87612E106     2088   36604          Sole               36604      0    0
TCF Financial Corp             COM              872275102      256    9335          Sole                9335      0    0
Teppco                         UT LTD PARTNR    872384102      394    9775          Sole                9775      0    0
Teva Pharmaceutical            ADR              881624209      816   26250          Sole               26250      0    0
Thermo Fisher Scientific Inc   COM              883556102      583   12869          Sole               12869      0    0
Tom Online                     ADR REG S        889728200      176   11375          Sole               11375      0    0
Trex Inc                       COM              89531P105      393   17176          Sole               17176      0    0
TrustStreet Properties         COM              898404108     3980  236206          Sole              236206      0    0
Tyco                           COM              902124106     3040   99987          Sole               99987      0    0
Unilever                       SPON ADR NEW     904767704     5605  201459          Sole              201459      0    0
United Health                  COM              91324P102     1590   29599          Sole               29599      0    0
United Technologies Corp       COM              913017109       87    1385          Sole                1385      0    0
UnumProvident                  COM              91529Y106     2221  106901          Sole              106901      0    0
Urban Outfitters Inc           COM              917047102      630   27365          Sole               27365      0    0
US Bancorp                     COM NEW          902973304     2889   79817          Sole               79817      0    0
Valero Energy                  COM              91913Y100      926   18106          Sole               18106      0    0
VF Corp                        COM              918204108      140    1700          Sole                1700      0    0
Waddell & Reed                 CL A             930059100     4633  169338          Sole              169338      0    0
WalMart                        COM              931142103     1819   39391          Sole               39391      0    0
Warwick Valley Telephone       COM              936750108       18    1000          Sole                1000      0    0
Washington Mutual              COM              939322103     7164  157474          Sole              157474      0    0
WellPoint Inc                  COM              94973V107       39     500          Sole                 500      0    0
Winston Hotels                 COM              97563A102     2112  159432          Sole              159432      0    0
WR Berkley                     COM              084423102      374   10824          Sole               10824      0    0
Wyndham World Wide             COM              98310W108       54    1680          Sole                1680      0    0
YRC Worldwide Inc Com          COM              984249102      182    4825          Sole                4825      0    0